Finance Income and Costs - Details of Interest Expenses Included in Finance Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 31,718	₩ 29,917	₩ 25,736
Interest expense on debentures	272,846	247,105	217,475
Others	98,565	112,791	85,096
Interest expense	₩ 403,129	₩ 389,813	₩ 328,307